13F-HR
          12/31/2005

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 236-1760

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number: 028-10893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Brian Walker
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Brian Walker                     Arlington, Virginia      02/10/2006

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                32
FORM 13F Information Table Value Total:                           224,500

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203    11,678          306,900        SH    SOLE             306,900
America Movil                 ADR     02364W105    11,803          403,400        SH    SOLE             403,400
Banco Itau                    ADR     059602201    10,069          419,200        SH    SOLE             419,200
Banco Santander               ADR     05965X109     4,197           94,100        SH    SOLE              94,100
Bancolombia                   ADR     05968L102     1,153           40,000        SH    SOLE              40,000
Bradesco                      ADR     059460303       498           17,100        SH    SOLE              17,100
Buenaventura                  ADR     204448104       846           29,880        SH    SOLE              29,880
Bunge Limited                 COM     120568AE0     1,127           19,900        SH    SOLE              19,900
Cementos Mexicanos            ADR     151290889    14,438          243,345        SH    SOLE             243,345
Chunghwa Telecom Co. Ltd      ADR     17133Q205     1,829           99,700        SH    SOLE              99,700
Copel (Cia. Par. de Energ.)   ADR     20441B407     5,123          680,300        SH    SOLE             680,300
Credicorp Ltd.                ADR     G2519Y108     1,377           60,400        SH    SOLE              60,400
Enersis                       ADR     29274F104     2,208          200,900        SH    SOLE             200,900
Femsa                         ADR     344419106     6,758           93,200        SH    SOLE              93,200
Gerdau S.A.                   ADR     373737105    13,161          789,035        SH    SOLE             789,035
Goldfields Limited            ADR     38059T106     9,901          561,600        SH    SOLE             561,600
Grupo Televisa                ADR     40049J206    16,366          203,300        SH    SOLE             203,300
I.R.S.A.                      GDR     450047204     1,102           91,266        SH    SOLE              91,266
ICA                           ADS     292448206       944           32,266        SH    SOLE              32,266
MTS                           ADR     607409109     7,700          220,000        SH    SOLE             220,000
POSCO (Pohang Iron and Steel) ADR     693483109     2,129           43,000        SH    SOLE              43,000
PT Telekomunikasi Indo(Telkom ADR     715684106     2,533          106,181        SH    SOLE             106,181
Petrobras                     ADR     71654V101    37,066          575,820        SH    SOLE             575,820
Philippine Long Distance T.   ADR     718252604     1,144           34,100        SH    SOLE              34,100
Promotora Y Operadora         ADS     40049F204       156           20,950        SH    SOLE              20,950
Southern Peru Ltd.            ADR     84265V105        67            1,000        SH    SOLE               1,000
Telecom Argentina             ADR     879273209     1,543          119,700        SH    SOLE             119,700
Telenorte Leste Wireline Co.  ADR     879246106     5,412          302,000        SH    SOLE             302,000
Tenaris SA                    ADR     88031M109     2,798           24,438        SH    SOLE              24,438
Unibanco                      GDR     90458E107    10,514          165,400        SH    SOLE             165,400
Vale Do Rio Doce              ADR     204412100    21,721          599,200        SH    SOLE             599,200
Vimpelcom                     ADR     68370R109    17,139          387,500        SH    SOLE             387,500